DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.6%
934,998	AASET Ltd., Series 2019-2-C	6.41	% (b)(d)	10/16/2039	571,398
1,250,000	Affirm Asset Securitization Trust, Series 2021-A-E	5.65	% (b)	08/15/2025	1,197,447
1,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A-D	5.83	% (b)	01/18/2028	942,127
416,111	Castlelake Aircraft Securitization Trust, Series 2018-1-C	6.63	% (b)(d)	06/15/2043	279,748
1,432,955	Castlelake Aircraft Structured Trust, Series 2019-1A-C	6.90	% (b)(d)	04/15/2039	982,633
1,775,470	Castlelake Aircraft Structured Trust, Series 2021-1A-C	7.00	% (b)(d)	01/15/2046	1,168,211
2,534,830	GAIA Aviation Ltd., Series 2019-1-C	7.00	% (b)(d)(n)	12/15/2044	1,746,323
994,255	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66	% (b)(d)	12/15/2038	688,280
8,290,785	LendingClub Receivables Trust, Series 2020-3-B	7.50	% (b)	01/16/2046	8,287,834
800,181	Pagaya AI Debt Selection Trust, Series 2020-2-NOTE	7.50	% (b)	12/15/2027	785,630
3,100,000	Pagaya AI Debt Selection Trust, Series 2020-3-C	6.43	% (b)	05/17/2027	3,013,775
2,750,000	Pagaya AI Debt Selection Trust, Series 2021-3-CERT	0.00	% (b)(d)(f)	05/15/2029	3,881,592
55,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (b)(d)(f)	08/15/2030	1,934,131
100,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	0.00	% (b)(d)(f)	01/25/2048	1,685,217
50,000	SoFi Professional Loan Program, Series 2018-A-R1	0.00	% (b)(d)(f)	02/25/2042	1,111,862
14,827	SoFi Professional Loan Program, Series 2018-A-R2	0.00	% (b)(d)(f)	02/25/2042	329,712
1,667,266	START Ireland, Series 2019-1-C	6.41	% (b)(d)	03/15/2044	1,263,579
4,300,000	Summit Issuer LLC, Series 2020-1A-C	5.10	% (b)	12/20/2050	3,824,456
2,000,000	Tesla Auto Lease Trust, Series 2019-A-E	5.48	% (b)	05/22/2023	2,009,503

Total Asset Backed Obligations (Cost $38,275,739)					35,703,458

Bank Loans - 13.8%
3,165,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.81%		04/20/2028	3,027,655
2,114,375	Aegion Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 0.75% Floor)	6.27%		05/17/2028	1,939,939
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.49%		06/16/2025	2,601,435
4,005,000	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	7.00%		10/20/2028	3,796,740
500,000	Apex Tool Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	6.53%		02/08/2029	441,875
4,655,000	Applied Systems, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	7.75%		09/19/2025	4,518,259
2,000,000	Artera Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.50%		03/06/2026	1,372,000
2,165,000	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	6.81%		12/10/2029	1,991,800
4,992,488	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	6.31%		10/25/2028	4,364,258
9,665,000	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	10.53%		10/25/2029	8,988,450
905,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/31/2028	777,169

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,225,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.92%		01/19/2029	3,610,262
4,049,400	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.62%		05/08/2028	3,361,002
3,118,910	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	5.57%		12/15/2027	2,378,169
7,855,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	7.94%		12/10/2029	7,030,225
5,477,475	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		07/14/2026	4,957,115
1,915,000	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	5.88%		04/13/2029	1,795,313
2,013,900	Connect Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	5.17%		12/11/2026	1,859,081
1,782,034	Cross Financial Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.81%		09/15/2027	1,698,866
1,645,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	9.34%		12/01/2028	1,439,375
2,425,000	DG Investment Intermediate Holdings, Inc, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%, 0.75% Floor)	8.42%		03/19/2029	2,352,250
1,688,034	DIRECTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	6.67%		08/02/2027	1,558,975
283,172	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	261,935
526,701	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	5.17%		04/06/2026	487,198
2,815,850	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%, 0.75% Floor)	6.39%		07/28/2028	2,646,899
427,632	Element Materials Technology Group, Inc.	5.94	% (c)	04/12/2029	411,463
1,370,889	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.00%		05/09/2025	1,282,357
1,250,000	Excelitas Technologies Corporation, Senior Secured Second Lien Term Loan	9.13	% (c)	12/01/2025	1,206,250
3,438,375	Flynn Canada Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.50% Floor)	6.19%		07/21/2028	2,802,276
1,934,289	Foresight Energy, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	10.25	% (d)	06/30/2027	1,918,428
1,516,723	Getty Images, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	6.13%		02/19/2026	1,470,463
709,877	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	6.75%		09/29/2028	690,650
7,568,550	Grab Holdings, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		01/29/2026	6,944,145
3,874,121	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.31%		09/30/2026	3,668,308
3,728,538	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	6.04%		06/16/2028	3,439,577
2,970,572	Groupe Solmax, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	7.00%		05/30/2028	2,685,902
7,305,048	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	7.87%		08/25/2026	5,455,994
7,396,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	7.92%		07/07/2025	7,285,060

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,106,638	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	7.00%		03/31/2028	1,023,988
724,525	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	5.96%		07/07/2028	512,601
1,790,250	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	5.94%		05/26/2025	1,714,164
4,655,000	Kenan Advantage Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%, 0.75% Floor)	8.92%		09/01/2027	4,259,325
1,025,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	10.38%		04/30/2029	999,375
698,118	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	2.67%		06/30/2025	358,079
52,939	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	4.67%		06/30/2024	34,411
1,129,975	Lereta LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.75% Floor)	6.92%		07/27/2028	1,029,690
722,918	Longview Power LLC, Senior Secured First Lien Term Loan	11.79	% (c)	07/31/2025	816,897
1,610,000	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	9.30%		03/31/2029	1,484,420
2,205,000	MedAssets Software Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 6.75%, 0.50% Floor)	7.25%		12/17/2029	1,973,475
6,386,155	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%		10/01/2027	6,056,885
865,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.31%		06/21/2027	856,782
3,846,050	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.38%		03/27/2026	3,650,536
1,920,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%, 0.50% Floor)	8.10%		10/15/2029	1,812,902
2,920,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	9.87%		11/30/2026	2,142,156
905,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.67%		10/19/2026	836,564
2,184,525	OLA Netherlands B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.25%, 0.75% Floor)	7.63%		12/15/2026	1,871,417
1,061,975	OYO Hospitality Netherlands B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.25%, 0.75% Floor)	10.44%		06/23/2026	925,692
5,895,000	PetVet Care Centers LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	7.92%		02/13/2026	5,769,761
693,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	6.25%		12/14/2027	661,815
2,266,724	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.42%		03/11/2026	2,127,683
2,860,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	7.72%		09/21/2029	2,538,250
255,700	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%		04/25/2024	65,204
3,146,314	Riverbed Technology, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor) (1 Month LIBOR USD + 6.00%, 2.00% PIK)	7.63%		12/07/2026	1,886,813
1,429,321	Skillsoft Finance, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.75% Floor)	6.19%		07/14/2028	1,335,701
3,771,145	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%		06/26/2026	3,530,320

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,182,880	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	5.17%		04/07/2028	2,025,985
4,200,000	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	8.42%		07/20/2026	3,869,250
1,785,525	Think & Learn Private Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 0.75% Floor)	6.25%		11/24/2026	1,526,624
1,890,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.31%		03/03/2028	1,864,957
497,657	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		01/25/2024	446,336
4,739,016	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.51%		02/28/2025	4,700,512
1,227,282	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	6.01%		05/29/2026	958,434
860,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	6.21%		05/03/2027	800,230
4,000,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.82%		10/27/2025	3,851,680
1,441,088	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	5.67%		08/27/2025	1,383,444
2,830,775	Viad Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.50% Floor)	6.67%		07/31/2028	2,675,082
1,530,000	VT Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	8.39%		08/10/2026	1,445,850
2,925,000	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	2,773,631
490,000	WWEX UNI TopCo Holdings LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.00%, 0.75% Floor)	8.01%		07/26/2029	444,675

Total Bank Loans (Cost $203,757,448)					187,558,714

Collateralized Loan Obligations - 15.1%
3,000,000	Apidos, Series 2016-24A-DR (3 Month LIBOR USD + 5.80%)	6.86	% (b)	10/20/2030	2,573,338
2,500,000	Atrium Corporation, Series 15A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	7.03	% (b)	01/23/2031	2,208,296
3,000,000	Bain Capital Credit Ltd., Series 2017-2A-ER2 (3 Month LIBOR USD + 6.86%, 6.86% Floor)	8.04	% (b)	07/25/2034	2,747,508
2,250,000	Barings Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.51	% (b)	10/20/2030	1,941,599
1,500,000	Barings Ltd., Series 2018-4A-E (3 Month LIBOR USD + 5.82%, 5.82% Floor)	6.86	% (b)	10/15/2030	1,240,250
5,000,000	Barings Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 6.78%, 6.78% Floor)	7.82	% (b)	04/15/2036	4,416,299
1,000,000	Barings Ltd., Series 2020-1A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	7.69	% (b)	10/15/2036	903,786
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 5.75%)	6.79	% (b)	07/15/2031	2,070,823
6,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.29	% (b)	07/15/2030	5,694,889
2,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	07/15/2031	2,101,251
1,000,000	Canyon Capital Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.41%, 6.41% Floor)	7.45	% (b)	04/15/2034	868,732
6,000,000	Canyon Capital Ltd., Series 2021-2A-E (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.74	% (b)	04/15/2034	5,247,411

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	6.54	% (b)	10/15/2030	1,618,342
3,000,000	Carlyle Global Market Strategies Ltd., Series 2019-1A-D (3 Month LIBOR USD + 6.70%, 6.70% Floor)	7.76	% (b)	04/20/2031	2,670,558
1,500,000	Carlyle Global Market Strategies Ltd., Series 2021-1A-D (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	04/15/2034	1,276,277
1,500,000	Chenango Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.84	% (b)	04/15/2030	1,333,808
750,000	CIFC Funding Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 6.65%)	7.69	% (b)	07/16/2030	655,568
2,500,000	Dryden Ltd., Series 2018-55A-F (3 Month LIBOR USD + 7.20%)	8.24	% (b)	04/15/2031	2,035,123
3,250,000	Dryden Ltd., Series 2019-68A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.79	% (b)	07/15/2035	2,849,520
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.19	% (b)	01/15/2031	2,414,653
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	6.54	% (b)	01/15/2031	1,065,509
1,103,525	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.24	% (b)(d)	04/28/2025	255,466
1,222,284	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	6.99	% (b)(d)	04/28/2025	—
1,500,000	HPS Loan Management Ltd., Series 13A-18-E (3 Month LIBOR USD + 5.50%, 5.50% Floor)	6.54	% (b)	10/15/2030	1,307,446
3,500,000	LCM LP, Series 14A-FR (3 Month LIBOR USD + 7.61%)	8.67	% (b)(d)	07/20/2031	2,555,468
5,000,000	LCM LP, Series 17A-ER (3 Month LIBOR USD + 6.00%, 6.00% Floor)	7.04	% (b)	10/15/2031	4,167,848
6,500,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	6.36	% (b)	01/20/2031	5,237,398
2,000,000	LCM LP, Series 28A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.81	% (b)	10/20/2030	1,647,662
11,000,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.94	% (b)	10/22/2030	9,632,933
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	7.45	% (b)	10/21/2030	6,392,136
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	7.28	% (b)	04/25/2029	2,559,797
500,000	Madison Park Funding Ltd., Series 2017-26A-ER (3 Month LIBOR USD + 6.50%)	7.74	% (b)	07/29/2030	458,937
6,500,000	Madison Park Funding Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	10/15/2031	5,746,150
1,000,000	Madison Park Funding Ltd., Series 2019-34A-ER (3 Month LIBOR USD + 6.65%, 6.65% Floor)	7.83	% (b)	04/25/2032	927,187
2,000,000	Madison Park Funding Ltd., Series 2019-37A-ER (3 Month LIBOR USD + 6.15%, 6.15% Floor)	7.19	% (b)	07/15/2033	1,802,568
2,750,000	Madison Park Funding Ltd., Series 2021-52A-E (3 Month LIBOR USD + 6.50%, 6.50% Floor)	7.64	% (b)	01/22/2035	2,420,359
10,000,000	Magnetite Ltd., Series 2012-7A-DR2 (3 Month LIBOR USD + 4.50%)	5.54	% (b)	01/15/2028	8,758,597
7,500,000	Magnetite Ltd., Series 2015-16A-ER (3 Month LIBOR USD + 5.00%)	6.04	% (b)	01/18/2028	7,163,366
2,500,000	Magnetite Ltd., Series 2019-22A-ER (3 Month LIBOR USD + 6.35%, 6.35% Floor)	7.39	% (b)	04/15/2031	2,215,693
500,000	Magnetite Ltd., Series 2020-26A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	7.13	% (b)	07/25/2034	421,841

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (b)	04/15/2034	1,770,018
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-31A-ER (3 Month LIBOR USD + 6.50%, 6.50% Floor)	7.56	% (b)	04/20/2031	893,303
1,750,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-ER (3 Month LIBOR USD + 6.10%, 6.10% Floor)	7.14	% (b)	01/20/2032	1,580,293
2,250,000	Neuberger Berman Loan Advisers Ltd., Series 2019-33A-ER (3 Month LIBOR USD + 6.25%, 6.25% Floor)	7.29	% (b)	10/16/2033	1,965,261
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2021-40A-E (3 Month LIBOR USD + 5.85%, 5.85% Floor)	6.89	% (b)	04/16/2033	1,778,990
2,000,000	Newark BSL Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	7.48	% (b)	07/25/2030	1,750,816
3,675,000	Niagara Park Ltd., Series 2019-1A-ER (3 Month LIBOR USD + 5.95%, 5.95% Floor)	6.99	% (b)	07/17/2032	3,266,326
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.19	% (b)	07/15/2029	4,490,093
8,750,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	07/17/2030	7,208,495
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	8.04	% (b)	07/19/2030	5,016,337
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	8.41	% (b)	02/14/2031	2,250,040
3,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	8.43	% (b)	01/24/2033	2,582,306
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	9.13	% (b)	07/15/2030	1,675,955
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.26	% (b)	03/17/2030	3,573,524
500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.25%, 3.25% Floor)	4.29	% (b)	10/15/2034	475,091
3,750,000	Octagon Investment Partners Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.78	% (b)	10/25/2032	3,312,025
2,000,000	Octagon Investment Partners Ltd., Series 2019-3A-ER (3 Month LIBOR USD + 6.75%, 6.75% Floor)	7.79	% (b)	07/15/2034	1,731,258
1,000,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	8.20	% (b)	05/12/2031	885,000
1,000,000	Octagon Investment Partners Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.60%, 6.60% Floor)	7.64	% (b)	07/15/2036	870,277
500,000	Point Au Roche Park Ltd., Series 2021-1A-E (3 Month LIBOR USD + 6.10%, 6.10% Floor)	7.16	% (b)	07/20/2034	437,773
3,000,000	RR Ltd., Series 2017-2A-DR (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.84	% (b)	04/15/2036	2,593,296
2,400,000	Sound Point Ltd., Series 2019-2A-ER (3 Month LIBOR USD + 6.47%, 6.47% Floor)	7.51	% (b)	07/15/2034	2,047,107
500,000	Sound Point Ltd., Series 2020-2A-ER (3 Month LIBOR USD + 6.56%, 6.56% Floor)	7.74	% (b)	10/25/2034	427,505
2,000,000	Sound Point Ltd., Series 2021-3A-E (3 Month LIBOR USD + 6.61%, 6.61% Floor)	7.79	% (b)	10/25/2034	1,710,552
7,500,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%, 5.28% Floor)	6.32	% (b)	01/15/2030	6,080,952
2,000,000	THL Credit Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	7.79	% (b)	10/18/2030	1,830,799
3,500,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	6.79	% (b)	01/15/2031	2,901,168

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	THL Credit Wind River Ltd., Series 2014-3A-ER2 (3 Month LIBOR USD + 6.22%, 6.22% Floor)	7.36	% (b)	10/22/2031	1,685,404
5,000,000	THL Credit Wind River Ltd., Series 2017-1A-ER (3 Month LIBOR USD + 7.06%, 7.06% Floor)	8.10	% (b)	04/18/2036	4,517,298
3,000,000	THL Credit Wind River Ltd., Series 2017-3A-ER (3 Month LIBOR USD + 7.05%, 7.05% Floor)	8.09	% (b)	04/15/2035	2,741,249
1,000,000	THL Credit Wind River Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.50%)	6.54	% (b)	07/15/2030	873,512
1,000,000	THL Credit Wind River Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.75%)	6.79	% (b)	07/15/2030	869,240
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	7.78	% (b)	10/20/2028	6,235,562
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	7.86	% (b)	01/20/2029	4,449,958
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	7.41	% (b)	07/20/2030	3,437,697
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	7.14	% (b)	04/17/2030	1,278,246
1,000,000	Voya Ltd., Series 2018-2A-E (3 Month LIBOR USD + 5.25%, 5.25% Floor)	6.29	% (b)	07/15/2031	802,734
1,000,000	Voya Ltd., Series 2018-2A-F (3 Month LIBOR USD + 7.29%, 7.29% Floor)	8.33	% (b)	07/15/2031	808,124

Total Collateralized Loan Obligations (Cost $236,086,297)					204,407,976

Foreign Corporate Bonds - 50.2%
13,400,000	ABM Investama Tbk PT	9.50	% (b)	08/05/2026	11,863,715
3,450,000	AES Andes S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	3,138,979
1,200,000	AES Argentina Generacion S.A.	7.75	% (b)	02/02/2024	979,763
23,962,000	AES Argentina Generacion S.A.	7.75%		02/02/2024	19,564,228
14,300,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.08%)	7.75	% (a)	05/25/2025	3,084,825
4,600,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.25%)	8.38	% (a)	12/04/2023	1,069,500
5,885,000	Agile Group Holdings Ltd. (5 Year CMT Rate + 11.29%)	7.88	% (a)	07/31/2024	1,280,605
18,750,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	13,754,702
2,000,000	AI Candelaria Spain S.A.	5.75	% (b)	06/15/2033	1,467,168
10,000,000	Air Canada Class C Pass Through Trust	10.50	% (b)	07/15/2026	10,860,466
400,000	Alpha Holdings S.A. de C.V.	10.00	% (b)(e)	12/19/2022	23,900
15,300,000	Alpha Holdings S.A. de C.V.	10.00	% (e)	12/19/2022	914,175
6,300,000	Alpha Holdings S.A. de C.V.	9.00	% (e)	02/10/2025	409,500
12,950,000	Alpha Holdings S.A. de C.V.	9.00	% (b)(e)	02/10/2025	841,750
6,000,000	AMS AG	7.00	% (b)(m)	07/31/2025	5,732,879
8,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (a)	06/18/2024	7,893,200
16,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50	% (b)	04/16/2031	14,380,710
8,805,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 6.66%)	7.50%		04/16/2031	7,537,033
3,800,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (a)(b)	01/24/2032	3,110,300
17,700,000	Braskem Idesa SAPI	6.99	% (b)	02/20/2032	13,714,756
1,958,000	Calfrac Holdings LP	10.88	% (b)	03/15/2026	1,781,428
10,050,000	Central China Real Estate Ltd.	7.25%		07/16/2024	3,241,125
16,000,000	Central China Real Estate Ltd.	7.25%		08/13/2024	5,096,265
9,400,000	Cia General de Combustibles S.A.	9.50	% (b)	03/08/2025	9,275,215
2,800,000	Connect Finco LLC	6.75	% (b)	10/01/2026	2,525,614
6,200,000	Coruripe Netherlands B.V.	10.00%		02/10/2027	5,347,795
17,286,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(e)	11/29/2022	475,365

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,150,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (a)(b)(e)	11/29/2022	251,625
9,044,000	Credivalores-Crediservicios SAS	9.75%		07/27/2022	8,786,517
4,406,000	Credivalores-Crediservicios SAS	8.88%		02/07/2025	2,437,223
12,550,000	Credivalores-Crediservicios SAS	8.88	% (b)	02/07/2025	6,942,158
16,500,841	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (b)	04/01/2025	11,639,373
4,042,596	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(b)	07/18/2022	1,889,914
6,500,000	Ecopetrol S.A.	5.88	% (m)	05/28/2045	4,436,250
25,000,000	Ecopetrol S.A.	5.88%		11/02/2051	16,396,888
5,260,000	Frigorifico Concepcion S.A.	7.70%		07/21/2028	4,141,198
17,011,000	Frigorifico Concepcion S.A.	7.70	% (b)	07/21/2028	13,392,760
13,339,000	Frontera Energy Corporation	7.88	% (b)	06/21/2028	10,840,605
1,300,000	Gajah Tunggal Tbk PT	8.95%		06/23/2026	988,000
4,205,000	Garda World Security Corporation	6.00	% (b)	06/01/2029	3,238,943
10,000,000	Gilex Holding SARL	8.50	% (b)	05/02/2023	9,777,000
9,000,000	Gran Tierra Energy, Inc.	7.75%		05/23/2027	7,705,096
18,500,000	Gran Tierra Energy, Inc.	7.75	% (b)	05/23/2027	15,838,254
22,664,386	Grupo Idesa S.A. de C.V. (10.38% PIK)	10.13	% (b)	05/22/2026	14,448,546
19,474,000	Guacolda Energia S.A.	4.56%		04/30/2025	6,890,159
19,511,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	14,445,652
15,000,000	Instituto Costarricense de Electricidad	6.38	% (b)(m)	05/15/2043	11,105,775
5,600,000	Interpipe Holdings PLC	8.38	% (b)	05/13/2026	2,486,826
5,925,566	Invepar Holdings	0.00	% (d)(e)	12/30/2028	—
13,789,000	Jababeka International B.V.	6.50%		10/05/2023	9,045,584
1,811,000	Kosmos Energy Ltd.	7.50%		03/01/2028	1,504,090
2,600,000	Kronos Acquisition Holdings, Inc.	7.00	% (b)(m)	12/31/2027	1,953,315
21,950,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	17,501,723
2,000,000	Mercury Chile Holdco LLC	6.50	% (b)	01/24/2027	1,736,840
10,000,000	Metinvest B.V.	7.75%		10/17/2029	5,481,500
7,600,000	Mexarrend SAPI de C.V.	10.25%		07/24/2024	3,631,174
17,360,000	Mexarrend SAPI de C.V.	10.25	% (b)	07/24/2024	8,294,366
19,950,000	Mexico City Airport Trust	5.50%		07/31/2047	13,738,966
6,158,000	Movida Europe S.A.	5.25%		02/08/2031	4,781,071
8,200,000	NGD Holdings B.V.	6.75%		12/31/2026	3,657,200
17,632,000	OCP S.A.	5.13%		06/23/2051	11,754,091
23,000,000	Oi S.A. (8.00% + 4.00% PIK)	10.00%		07/27/2025	11,291,606
7,665,000	Operadora de Servicios Mega S.A. de C.V.	8.25%		02/11/2025	4,992,713
14,325,000	Operadora de Servicios Mega S.A. de C.V.	8.25	% (b)	02/11/2025	9,330,804
5,180,000	Pampa Energia S.A.	7.50%		01/24/2027	4,308,154
5,000,000	Pampa Energia S.A.	9.13	% (b)	04/15/2029	4,032,425
11,000,000	Pampa Energia S.A.	9.13%		04/15/2029	8,871,335
12,500,000	Peru LNG SRL	5.38%		03/22/2030	10,125,687
1,118,000	Petra Diamonds PLC (10.50% PIK)	10.50	% (b)	03/08/2026	1,126,385
28,100,000	Petrobras Global Finance B.V.	5.50	% (m)	06/10/2051	21,368,504
22,500,000	Petroleos del Peru S.A.	5.63%		06/19/2047	15,337,236
17,200,000	Petroleos Mexicanos	6.38%		01/23/2045	10,455,278
10,200,000	Petroleos Mexicanos	6.75%		09/21/2047	6,333,741

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,633,000	Prime Energia S.p.A.	5.38%		12/30/2030	3,135,174
2,200,000	RKI Overseas Finance Ltd.	7.00	% (a)	12/23/2022	950,916
19,296,000	RKP Overseas Finance Ltd.	7.95	% (a)	08/17/2022	8,760,541
8,810,000	RKPF Overseas Ltd. (5 Year CMT Rate + 6.00%)	7.75	% (a)	11/18/2024	3,876,400
19,350,000	Ronshine China Holdings Ltd.	7.35%		12/15/2023	2,657,921
2,650,000	Ronshine China Holdings Ltd.	6.75%		08/05/2024	238,500
21,119,000	Sappi Papier Holding GMBH	7.50	% (b)	06/15/2032	19,851,860
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,050,000
11,954,887	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (b)	12/31/2028	5,170,489
6,475,564	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (b)	05/17/2032	712,312
1,330,000	Seaspan Corporation	5.50	% (b)	08/01/2029	1,062,916
5,400,000	SierraCol Energy Andina LLC	6.00	% (b)	06/15/2028	3,950,127
5,354,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	3,916,478
1,850,000	Simpar Europe S.A.	5.20%		01/26/2031	1,431,965
2,105,000	SSMS Plantation Holdings Pte Ltd.	7.75%		01/23/2023	1,862,925
2,400,000	Telecom Argentina S.A.	8.50%		08/06/2025	2,259,552
10,960,000	Telecommunications Services of Trinidad & Tobago Ltd.	8.88%		10/18/2029	10,556,854
7,900,000	Telesat LLC	5.63	% (b)	12/06/2026	5,002,595
3,021,000	Tervita Corporation	11.00	% (b)	12/01/2025	3,290,926
21,610,000	Tullow Oil PLC	10.25	% (b)	05/15/2026	20,694,925
5,695,000	TV Azteca S.A.B. de C.V.	8.25	% (e)	08/09/2024	2,562,750
24,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)	01/29/2025	7,849,675
11,000,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (a)(b)	01/29/2025	3,597,768
13,000,000	Vedanta Resources Finance PLC	9.25	% (b)	04/23/2026	7,780,836
20,000,000	Vedanta Resources Finance PLC	9.25	% (m)	04/23/2026	11,970,516
2,587,000	VTR Finance NV	6.38%		07/15/2028	1,850,010
10,000,000	YPF Energia Electrica S.A.	10.00	% (b)	07/25/2026	8,876,850
7,000,000	YPF S.A.	8.50%		07/28/2025	4,756,815
850,000	YPF S.A.	8.50	% (b)	06/27/2029	526,447
5,000,000	YPF S.A.	8.50%		06/27/2029	3,096,750
22,407,000	YPF S.A.	7.00%		12/15/2047	11,038,885
12,000,000	Yuzhou Group Holdings Company Ltd.	8.30	% (e)	05/27/2025	900,000
10,700,000	Yuzhou Group Holdings Company Ltd.	7.38	% (e)	01/13/2026	802,500

Total Foreign Corporate Bonds (Cost $1,047,760,498)					680,140,689

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 5.4%
32,000,000	Brazilian Government International Bond	4.75%		01/14/2050	21,776,991
500,000	Colombia Government International Bond	4.13%		02/22/2042	311,913
16,000,000	Colombia Government International Bond	5.00%		06/15/2045	10,752,797
6,300,000	Colombia Government International Bond	5.20%		05/15/2049	4,289,035
12,000,000	Colombia Government International Bond	4.13%		05/15/2051	7,217,308
2,500,000	Dominican Republic International Bond	5.30%		01/21/2041	1,741,355
10,750,000	Dominican Republic International Bond	5.88	% (m)	01/30/2060	7,382,732
8,000,000	Mexico Government International Bond	3.77%		05/24/2061	5,210,899
13,000,000	Republic of South Africa Government Bond	5.65%		09/27/2047	8,909,550
5,150,000	Ukraine Government International Bond	9.75%		11/01/2028	1,306,040

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,600,000	Ukraine Government International Bond	7.25%		03/15/2033	4,422,035

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $108,359,276)					73,320,655

Non-Agency Commercial Mortgage Backed Obligations - 20.0%
13,000,000	Alen Mortgage Trust, Series 2021-ACEN-F (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	04/15/2034	12,276,944
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	4.72	% (b)	06/15/2035	9,144,322
6,325,000	Beast Mortgage Trust, Series 2021-1818-G (1 Month LIBOR USD + 6.00%, 6.25% Floor)	7.32	% (b)	03/15/2036	6,048,184
121,775,000	Benchmark Mortgage Trust, Series 2020-B18-AGNX	0.62	% (b)(g)(h)	07/15/2053	1,660,098
7,130,000	BSREP Commercial Mortgage Trust, Series 2021-DC-G (1 Month LIBOR USD + 3.85%, 3.85% Floor)	5.18	% (b)	08/15/2038	6,417,240
10,200,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX1	1.45	% (b)(g)(h)	11/15/2052	755,484
12,080,000	Cantor Commercial Real Estate Lending, Series 2019-CF2-SWX2	1.19	% (b)(g)(h)	11/15/2052	700,495
8,095,225	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	4.17	% (b)	10/15/2035	7,909,405
30,514,294	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.36	% (b)(g)(h)	10/10/2047	671,061
4,484,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (b)(g)	02/10/2048	4,022,530
3,929,315	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-F	3.75	% (b)(d)	08/10/2047	886,465
6,740,765	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-G	3.75	% (b)(d)	08/10/2047	498,156
14,000	Commercial Mortgage Pass-Through Trust, Series 2014-UBS4-V	0.00	% (b)(d)(g)	08/10/2047	1
18,438,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XD	1.37	% (b)(g)(h)	10/10/2048	647,764
4,875,000	DOLP Trust, Series 2021-NYC-G	3.70	% (b)(g)	05/10/2041	3,454,608
537,915	FREMF Mortgage Trust, Series 2016-KF15-B (1 Month LIBOR USD + 7.68%)	8.80	% (b)	02/25/2023	539,935
1,984,389	FREMF Mortgage Trust, Series 2016-KF16-B (1 Month LIBOR USD + 6.64%)	7.76	% (b)	03/25/2026	1,987,803
3,358,354	FREMF Mortgage Trust, Series 2016-KF23-B (1 Month LIBOR USD + 5.15%)	6.27	% (b)	09/25/2023	3,313,151
3,022,178	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	5.47	% (b)	12/25/2026	3,018,029
16,445,826	FREMF Mortgage Trust, Series 2018-KF56-C (1 Month LIBOR USD + 5.80%, 5.80% Floor)	6.92	% (b)	11/25/2028	16,195,512
22,037,566	FREMF Mortgage Trust, Series 2019-KF71-C (1 Month LIBOR USD + 6.00%, 6.00% Floor)	7.12	% (b)	10/25/2029	22,067,035
20,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.46	% (b)	12/15/2036	18,376,106
8,000,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (1 Month LIBOR USD + 5.00%, 5.00% Floor)	6.32	% (b)	11/15/2036	7,578,694
7,896,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-H (1 Month LIBOR USD + 5.93%, 5.93% Floor)	7.26	% (b)	11/15/2026	7,480,927
2,515,654	GS Mortgage Securities Trust, Series 2014-GC20-E	4.67	% (b)(d)(g)	04/10/2047	366,928
6,273,000	GS Mortgage Securities Trust, Series 2015-GC28-D	4.45	% (b)(g)	02/10/2048	5,650,262
44,234,657	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10	% (b)(g)(h)	08/15/2046	521,341
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00	% (b)(d)(g)	04/15/2047	11,287,117
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75	% (b)(d)(g)	04/15/2047	4,812,093
21,436,732	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75	% (b)(d)(g)	04/15/2047	1,982,898

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
44,988,954	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.90	% (b)(g)(h)	08/15/2047	500,201
1,600,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-D	4.02	% (b)(g)	01/15/2048	1,429,839
5,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81	% (b)(d)(g)	02/15/2048	3,476,089
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.64	% (b)(g)(h)	02/15/2048	808,488
2,379,000	LSTAR Commercial Mortgage Trust, Series 2017-5-C	4.83	% (b)(g)	03/10/2050	2,200,408
15,000,000	Med Trust, Series 2021-MDLN-G (1 Month LIBOR USD + 5.25%, 5.25% Floor)	6.58	% (b)	11/15/2038	13,623,696
34,462,782	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.63	% (g)(h)	08/15/2049	1,495,130
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.22	% (b)	11/15/2034	9,940,528
3,357,000	Morgan Stanley Capital Trust, Series 2019-PLND-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.12	% (b)	05/15/2036	2,986,853
13,000,000	Morgan Stanley Capital Trust, Series 2019-PLND-G (1 Month LIBOR USD + 3.65%, 3.65% Floor)	4.97	% (b)	05/15/2036	11,039,915
5,000,000	Natixis Commercial Mortgage Securities Trust, Series 2022-JERI-G (Secured Overnight Financing Rate 1 Month + 7.46%, 7.46% Floor)	8.74	% (b)	01/15/2039	4,696,290
25,320,500	SMR Mortgage Trust, Series 2022-INDI-HRR (Secured Overnight Financing Rate 1 Month + 10.50%, 10.50% Floor)	11.78	% (d)	02/15/2039	23,870,851
4,289,054	TTAN, Series 2021-MHC-G (1 Month LIBOR USD + 4.20%, 4.20% Floor)	5.53	% (b)	03/15/2038	3,948,972
7,458,000	UBS Commercial Mortgage Trust, Series 2017-C6-D	2.50	% (b)(g)	12/15/2050	5,091,089
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25	% (b)(d)	08/15/2050	349,422
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.72	% (b)(g)(h)	08/15/2050	131,282
6,057,110	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.72	% (b)(g)(h)	08/15/2050	158,636
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.36	% (b)(d)(g)	06/15/2048	5,848,382
38,628,799	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.36	% (b)(d)(g)	06/15/2048	13,289,272
23,520,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-XEF	1.77	% (b)(g)(h)	10/15/2049	1,397,389
2,200,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-D	3.25	% (b)	01/15/2060	1,744,096
78,810,168	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.90	% (b)(g)(h)	03/15/2047	2,092,761

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $310,356,019)					270,390,177

US Corporate Bonds - 24.3%
15,310,000	Air Methods Corporation	8.00	% (b)	05/15/2025	10,049,790
3,770,000	Allied Universal Holdco LLC	9.75	% (b)	07/15/2027	3,200,937
1,695,000	Arconic Corporation	6.13	% (b)	02/15/2028	1,586,274
8,175,000	Artera Services LLC	9.03	% (b)	12/04/2025	6,609,079
4,038,000	ASP Unifrax Holdings, Inc.	7.50	% (b)	09/30/2029	2,810,342
1,940,000	At Home Group, Inc.	7.13	% (b)	07/15/2029	1,104,277
2,665,000	Avaya, Inc.	6.13	% (b)	09/15/2028	1,746,241
5,215,000	BCPE Empire Holdings, Inc.	7.63	% (b)(m)	05/01/2027	4,252,728
750,000	Boxer Parent Company, Inc.	7.13	% (b)	10/02/2025	719,085
5,800,000	Carnival Corporation	7.63	% (b)	03/01/2026	4,505,875
8,280,000	Castle US Holding Corporation	9.50	% (b)	02/15/2028	7,081,746
6,450,000	Cengage Learning, Inc.	9.50	% (b)	06/15/2024	5,975,473
1,136,000	Clarios Global LP	6.75	% (b)	05/15/2025	1,126,787
6,440,000	Clarios Global LP	8.50	% (b)(m)	05/15/2027	6,237,462
5,110,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (b)	06/01/2029	3,689,573

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,665,000	Cobra AcquisitionCo LLC	6.38	% (b)	11/01/2029	3,505,351
1,680,000	Community Health Systems, Inc.	6.00	% (b)	01/15/2029	1,394,182
3,815,000	Constellation Merger Sub, Inc.	8.50	% (b)	09/15/2025	3,345,208
1,880,000	Coty, Inc.	6.50	% (b)(m)	04/15/2026	1,736,030
10,160,000	CSI Compressco LP	7.50	% (b)(m)	04/01/2025	9,405,700
7,695,000	CVR Nitrogen Finance Corporation	6.13	% (b)	06/15/2028	6,890,928
1,701,633	CWT Travel Group, Inc.	8.50	% (b)	11/19/2026	1,537,851
6,120,000	Dealer Tire LLC	8.00	% (b)(m)	02/01/2028	5,295,085
3,160,000	DISH DBS Corporation	5.75	% (b)	12/01/2028	2,345,621
3,975,000	EES Finance Corporation	8.13%		05/01/2025	3,771,758
15,745,000	Embarq Corporation	8.00%		06/01/2036	11,858,898
3,080,000	Endo Luxembourg Finance Company SARL	6.13	% (b)	04/01/2029	2,334,363
8,335,000	Ferrellgas LP	5.88	% (b)	04/01/2029	6,779,673
1,375,000	Frontier Communications Holdings LLC	5.88	% (b)	10/15/2027	1,239,841
3,255,000	Full House Resorts, Inc.	8.25	% (b)	02/15/2028	2,606,186
10,000,000	GTT Communications, Inc.	7.88	% (b)(e)	12/31/2024	800,468
3,615,000	H-Food Holdings LLC	8.50	% (b)	06/01/2026	2,535,597
1,325,000	Hightower Holding LLC	6.75	% (b)	04/15/2029	998,315
4,247,000	Illuminate Buyer LLC	9.00	% (b)	07/01/2028	3,360,672
4,000,000	IRB Holding Corporation	7.00	% (b)	06/15/2025	3,921,600
2,332,064	JetBlue Pass Through Trust - Class B	8.00%		11/15/2027	2,349,976
765,000	LD Holdings Group LLC	6.50	% (b)	11/01/2025	521,271
3,365,000	LD Holdings Group LLC	6.13	% (b)	04/01/2028	2,056,284
4,820,000	Lions Gate Capital Holdings LLC	5.50	% (b)	04/15/2029	3,773,650
2,780,000	LogMeIn, Inc.	5.50	% (b)	09/01/2027	1,942,220
6,330,000	LSF9 Atlantis Holdings LLC	7.75	% (b)	02/15/2026	5,369,875
5,100,000	McGraw-Hill Education, Inc.	5.75	% (b)	08/01/2028	4,376,793
3,850,000	Metis Merger Sub LLC	6.50	% (b)	05/15/2029	3,065,667
1,385,000	ModivCare, Inc.	5.88	% (b)	11/15/2025	1,276,111
5,425,000	Moss Creek Resources Holdings, Inc.	7.50	% (b)	01/15/2026	4,861,614
11,420,000	NGL Energy Operating LLC	7.50	% (b)	02/01/2026	10,318,256
1,295,000	NGL Energy Partners LP	7.50%		04/15/2026	970,278
550,000	Olympus Water US Holding Corporation	6.25	% (b)(m)	10/01/2029	382,938
7,455,000	Par Petroleum LLC	7.75	% (b)	12/15/2025	7,058,437
9,820,000	PBF Holding Company LLC	9.25	% (b)	05/15/2025	10,280,313
3,580,000	PECF USS Intermediate Holding Corporation	8.00	% (b)	11/15/2029	2,842,162
3,029,000	PIC AU Holdings LLC	10.00	% (b)	12/31/2024	3,149,478
3,060,000	Premier Entertainment Sub LLC	5.88	% (b)	09/01/2031	2,127,918
13,815,470	Pyxus Holdings, Inc.	10.00%		08/24/2024	11,521,411
9,880,000	Radiology Partners, Inc.	9.25	% (b)(m)	02/01/2028	7,434,502
5,050,000	Realogy Group LLC	5.75	% (b)	01/15/2029	3,838,000
3,915,000	Rent-A-Center, Inc.	6.38	% (b)(m)	02/15/2029	3,058,750
200,000	Sabre Global, Inc.	9.25	% (b)	04/15/2025	193,105
6,630,000	Sabre Global, Inc.	7.38	% (b)	09/01/2025	6,162,287
4,220,000	SEG Holding LLC	5.63	% (b)	10/15/2028	3,787,112
8,340,000	SWF Escrow Issuer Corporation	6.50	% (b)	10/01/2029	5,620,535

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,500,000	Tallgrass Energy Partners LP	7.50	% (b)	10/01/2025	1,454,279
8,145,000	Team Health Holdings, Inc.	6.38	% (b)(m)	02/01/2025	5,699,713
5,300,000	TKC Holdings, Inc.	10.50	% (b)	05/15/2029	4,344,410
1,930,000	TMS International Corporation	6.25	% (b)	04/15/2029	1,405,265
5,975,000	Townsquare Media, Inc.	6.88	% (b)	02/01/2026	5,330,600
1,095,000	TransDigm, Inc.	8.00	% (b)	12/15/2025	1,109,449
3,000,000	Trident TPI Holdings, Inc.	9.25	% (b)	08/01/2024	2,748,885
5,070,000	Triton Water Holdings, Inc.	6.25	% (b)(m)	04/01/2029	3,608,116
10,280,000	Triumph Group, Inc.	7.75	% (m)	08/15/2025	7,929,941
8,375,000	Uber Technologies, Inc.	8.00	% (b)(m)	11/01/2026	8,356,533
5,525,000	Uber Technologies, Inc.	7.50	% (b)	09/15/2027	5,361,902
2,500,000	Unisys Corporation	6.88	% (b)	11/01/2027	2,186,779
9,485,000	United Natural Foods, Inc.	6.75	% (b)(m)	10/15/2028	8,877,404
5,005,000	Univision Communications, Inc.	6.63	% (b)	06/01/2027	4,774,770
1,605,000	Univision Communications, Inc.	7.38	% (b)	06/30/2030	1,570,517
2,110,000	Vibrantz Technologies, Inc.	9.00	% (b)	02/15/2030	1,490,387
2,995,000	Viking Cruises Ltd.	13.00	% (b)	05/15/2025	3,073,378
5,205,000	WASH Multifamily Acquisition, Inc.	5.75	% (b)	04/15/2026	4,914,587
86,000	Weatherford International Ltd.	11.00	% (b)	12/01/2024	86,768
2,590,000	Weatherford International Ltd.	6.50	% (b)	09/15/2028	2,329,148
820,000	Weatherford International Ltd.	8.63	% (b)	04/30/2030	682,024
1,490,000	Wheel Pros, Inc.	6.50	% (b)(m)	05/15/2029	1,054,987
6,210,000	XHR LP	6.38	% (b)	08/15/2025	5,997,167

Total US Corporate Bonds (Cost $400,998,152)					329,084,948

US Government and Agency Mortgage Backed Obligations - 2.7%
5,596,585	Federal Home Loan Mortgage Corporation REMICS, Series 3631-SJ (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	4.92	% (h)(i)	02/15/2040	627,738
2,031,654	Federal Home Loan Mortgage Corporation REMICS, Series 3770-SP (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (h)(i)	11/15/2040	75,149
12,247,628	Federal Home Loan Mortgage Corporation REMICS, Series 3980-SX (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	5.18	% (h)(i)	01/15/2042	1,891,475
26,525,781	Federal Home Loan Mortgage Corporation REMICS, Series 5129-S (-1 x Secured Overnight Financing Rate 30 Day Average + 2.70%, 2.70% Cap)	1.77	% (h)(i)	12/25/2044	616,746
55,488,522	Federal Home Loan Mortgage Corporation, Series 2021-P009-X	1.56	% (g)(h)	01/25/2031	3,817,993
2,871,878	Federal National Mortgage Association, Series 2006-83-SH (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.94	% (h)(i)	09/25/2036	287,504
9,455,457	Federal National Mortgage Association, Series 2010-123-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.43	% (h)(i)	11/25/2040	1,215,735
6,564,367	Federal National Mortgage Association, Series 2012-60-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.98	% (h)(i)	06/25/2042	853,510
11,622,673	Federal National Mortgage Association, Series 2019-46-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.48	% (h)(i)	08/25/2049	1,415,782
47,431,582	Federal National Mortgage Association, Series 2021-17-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	1.57	% (h)(i)	04/25/2051	755,870
10,366,133	Government National Mortgage Association, Series 2011-128-TS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.54	% (h)(i)	05/16/2041	1,313,350

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,490,345	Government National Mortgage Association, Series 2015-64-SG (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.00	% (h)(i)	05/20/2045	3,246,017
4,948,852	Government National Mortgage Association, Series 2018-145-IA	4.00	% (h)	10/20/2045	456,489
4,854,267	Government National Mortgage Association, Series 2020-129-SE (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (h)(i)	09/20/2050	210,251
17,871,508	Government National Mortgage Association, Series 2020-146-SH (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (h)(i)	10/20/2050	2,626,824
6,681,051	Government National Mortgage Association, Series 2020-187-SB (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	4.70	% (h)(i)	12/20/2050	988,437
26,648,060	Government National Mortgage Association, Series 2020-47-SL (-1 x 1 Month LIBOR USD + 5.37%, 5.37% Cap)	3.77	% (h)(i)	07/20/2044	2,483,157
14,652,639	Government National Mortgage Association, Series 2020-61-SU (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	4.09	% (h)(i)	07/16/2045	1,512,708
38,613,419	Government National Mortgage Association, Series 2021-107-SA (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (h)(i)	06/20/2051	2,531,075
23,157,507	Government National Mortgage Association, Series 2021-125-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 3.25% Cap)	2.48	% (h)(i)	07/20/2051	508,027
48,905,929	Government National Mortgage Association, Series 2021-139-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	2.43	% (h)(i)	08/20/2051	2,303,234
51,868,014	Government National Mortgage Association, Series 2021-77-SG (-1 x 1 Month LIBOR USD + 3.75%, 3.75% Cap)	2.15	% (h)(i)	05/20/2051	2,808,165
45,072,146	Government National Mortgage Association, Series 2021-96-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 3.20% Cap)	2.43	% (h)(i)	06/20/2051	1,507,524
66,510,966	Government National Mortgage Association, Series 2021-97-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (h)(i)	06/20/2051	1,163,529
37,746,802	Government National Mortgage Association, Series 2021-97-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 2.60% Cap)	1.83	% (h)(i)	06/20/2051	652,340

Total US Government and Agency Mortgage Backed Obligations (Cost $75,024,112)					35,868,629

Common Stocks - 2.3%
51,725	ATD Holdings, Inc. (d)(j)(m)				3,750,062
288,460	Calfrac Well Services Ltd. (j)(m)				1,099,033
50,424	CWT Travel Holdings, Inc. (d)(j)				1,008,480
283,355	Foresight Equity (d)(j)				5,590,599
339,999	Frontera Energy Corporation (j)				2,699,595
105,190	Intelsat Emergence S.A. (d)(j)				2,840,130
333,957	Legacy Backstop (d)(j)				6,228,298
26,458	Legacy Notes (d)(j)				493,442
183,948	Longview Equity (d)(j)				3,678,960
292,727	McDermott International Ltd. (j)(m)				161,000
808,534	Petra Diamonds Ltd. (j)				880,885
59,296	Riverbed Technology (d)(j)				88,944
33,058	Summit Midstream Partners LP (j)				420,828
97,836	Weatherford International PLC (j)(m)				2,071,188

Total Common Stocks (Cost $70,636,068)					31,011,444

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Warrants - 0.0%
4,944,181	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (d)(j)				1

Total Warrants (Cost $1)					1

Escrow Notes - 1.0%
18,230,000	CFG Investment Sac Escrow (d)(e)(j)				13,974,407
3,300,000	GCB Intelsat Jackson Escrow (b)(d)(j)				—
7,715,000	GCB Intelsat Jackson Escrow (b)(d)(j)				—

Total Escrow Notes (Cost $16,186,790)					13,974,407

Preferred Stocks - 0.0%
27,516	Riverbed Technologies, Inc.	1.50	% (d)(j)		165,096

Total Preferred Stocks (Cost $586,574)					165,096

Rights - 0.0%
11,016	Intelsat Jackson Holdings Ltd. - Series A (d)(j)				44,064
11,016	Intelsat Jackson Holdings Ltd. - Series B (d)(j)				41,310

Total Rights (Cost $0)					85,374

Short Term Investments - 2.3%
10,238,619	BlackRock Liquidity Funds FedFund - Institutional Shares	1.31	% (k)		10,238,619
10,234,841	Fidelity Institutional Money Market Government Portfolio - Class I	1.20	% (k)		10,234,841
10,238,567	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.38	% (k)		10,238,567

Total Short Term Investments (Cost $30,712,027)					30,712,027

Total Investments - 139.7% (Cost $2,538,739,001) (l)					1,892,423,595
Liabilities in Excess of Other Assets - (39.7)%					(537,289,547)

NET ASSETS - 100.0%					$1,355,134,048

(a)	Perpetual maturity. The date disclosed is the next call date of the security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(d)	Value determined using significant unobservable inputs.

(e)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(f)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(g)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(h)	Interest only security

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)	Non-income producing security

(k)	Seven-day yield as of period end

(l)

Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

(m)	Security, or portion of security is on loan as of period end pursuant to the Liquidity Agreement.

(n)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

BRL	Brazilian Real

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	50.2%
US Corporate Bonds	24.3%
Non-Agency Commercial Mortgage Backed Obligations	20.0%
Collateralized Loan Obligations	15.1%
Bank Loans	13.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.4%
US Government and Agency Mortgage Backed Obligations	2.7%
Asset Backed Obligations	2.6%
Common Stocks	2.3%
Short Term Investments	2.3%
Escrow Notes	1.0%
Preferred Stocks	0.0%	(o)
Rights	0.0%	(o)
Warrants	0.0%	(o)
Other Assets and Liabilities	(39.7)%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets

Energy	21.3%
Non-Agency Commercial Mortgage Backed Obligations	20.0%
Collateralized Loan Obligations	15.1%
Utilities	6.9%
Finance	5.6%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.4%
Telecommunications	4.6%
Media	3.9%
Mining	3.8%
Electronics/Electric	3.8%
Real Estate	3.5%
Consumer Products	3.5%
Healthcare	3.2%
Transportation	3.1%
Commercial Services	2.9%
US Government and Agency Mortgage Backed Obligations	2.7%
Chemicals/Plastics	2.6%
Asset Backed Obligations	2.6%
Banking	2.4%
Short Term Investments	2.3%
Chemical Products	2.1%
Pulp & Paper	2.0%
Aerospace & Defense	2.0%
Technology	1.9%
Business Equipment and Services	1.7%
Automotive	1.6%
Food Products	1.1%
Leisure	1.1%
Retailers (other than Food/Drug)	1.1%
Financial Intermediaries	1.0%
Beverage and Tobacco	0.9%
Building and Development (including Steel/Metals)	0.8%
Industrial Equipment	0.8%
Insurance	0.4%
Hotels/Motels/Inns and Casinos	0.4%
Environmental Control	0.3%
Containers and Glass Products	0.3%
Food Service	0.3%
Food/Drug Retailers	0.3%
Construction	0.2%
Pharmaceuticals	0.2%
Other Assets and Liabilities	(39.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	80.9%
Colombia	11.6%
Mexico	8.1%
Brazil	6.7%
Argentina	6.2%
Peru	2.9%
South Africa	2.8%
Canada	2.2%
Costa Rica	1.9%
Indonesia	1.7%
Ghana	1.6%
India	1.6%
China	1.4%
Paraguay	1.3%
Ukraine	1.3%
Hong Kong	1.1%
Chile	1.0%
Jamaica	1.0%
Morocco	0.9%
Trinidad And Tobago	0.8%
Dominican Republic	0.7%
Singapore	0.6%
Austria	0.4%
Luxembourg	0.4%
United Kingdom	0.3%
Ireland	0.2%
Netherlands	0.1%
Other Assets and Liabilities	(39.7)%

100.0%

(o)	Represents less than 0.05% of net assets

Notes to Schedule of Investments

June 30, 2022 (Unaudited)

1.  Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2022:

Category
Investments in Securities
Level 1
Money Market Funds	$30,712,027
Common Stocks	7,332,529

Total Level 1	38,044,556
Level 2
Foreign Corporate Bonds	680,140,689
US Corporate Bonds	329,084,948
Non-Agency Commercial Mortgage Backed Obligations	203,722,503
Collateralized Loan Obligations	201,597,042
Bank Loans	185,640,286
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	73,320,655
US Government and Agency Mortgage Backed Obligations	35,868,629
Asset Backed Obligations	20,060,772

Total Level 2	1,729,435,524
Level 3
Non-Agency Commercial Mortgage Backed Obligations	66,667,674
Common Stocks	23,678,915
Asset Backed Obligations	15,642,686
Escrow Notes	13,974,407
Collateralized Loan Obligations	2,810,934
Bank Loans	1,918,428
Preferred Stocks	165,096
Rights	85,374
Warrants	1
Foreign Corporate Bonds	—

Total Level 3	124,943,515

Total	$1,892,423,595

Other Financial Instruments
Level 1	$—

Level 2
Unfunded Loan Commitments	(6,476)

Total Level 2	(6,476)
Level 3	—

Total	$(6,476)

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2022(c)
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$42,310,896	$394,009	$(866,363)	$427,066	$26,256,911	$(1,854,845)	$—	$—	$66,667,674	$332,095
Common Stocks	23,954,628	5,117,805	(10,884,083)	—	12,238,002	(6,747,437)	—	—	23,678,915	2,368,435
Asset Backed Obligations	20,940,415	4,952	(5,076,750)	(227)	386,219	(611,923)	—	—	15,642,686	(5,003,534)
Escrow Notes	15,860,100	—	(709,695)	—	—	(1,175,998)	—	—	13,974,407	(709,695)
Collateralized Loan Obligations	287,791	—	(131,514)	8,611	90,578	—	2,555,468	—	2,810,934	(46,694)
Bank Loans	1,946,144	4,259	(73,530)	53,410	—	(11,855)	—	—	1,918,428	(69,114)
Preferred Stock	—	—	(421,478)	—	586,574	—	—	—	165,096	—
Rights	—	—	85,374	—	—	—	—	—	85,374	—
Warrants	1	—	—	—	—	—	—	—	1	—
Foreign Corporate Bonds	934,019	—	—	—	273,522	(1,207,541)	—	—	—	—

Total	$106,233,994	$5,521,025	$(18,078,039)	$488,860	$39,831,806	$(11,609,599)	$2,555,468	$—	$124,943,515	$(3,128,507)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$66,667,674	Market Comparables	Market Quotes	$0.01 - $94.27 ($68.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$23,678,915	Market Comparables	Market Quotes	$1.50 - $72.50 ($28.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$15,642,686	Market Comparables	Market Quotes	$61.11 - $3,516.60 ($885.83)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Escrow Notes	$13,974,407	Market Comparables	Market Quotes	$76.66 ($76.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

	Fair Value as of 6/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
	$—	Intrinsic Value	Reserve Account Value	$0.00	Significant changes in reserve account value would have resulted in direct changes in fair value of the security
Collateralized Loan Obligations	$2,810,934	Market Comparables	Market Quotes	$0.00 - $73.01 ($68.48)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$1,918,428	Market Comparables	Market Quotes	$99.18 ($99.18)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Preferred Stocks	$165,096	Market Comparables	Market Quotes	$6.00 ($6.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$85,374	Intrinsic Value	Asset Sale Proceeds	$3.75 - $4.00 ($3.88)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$1	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the underlying equity price would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.